ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 1,592,467	$ 1,202,940
Allowances made during the year	5,482,019	359,733	1,202,940
Foreign exchange effect	86,296	29,794
Closing balance	$ 7,160,782	$ 1,592,467	$ 1,202,940